The Karlsson Group Acquisition (Details) (USD $)	0 Months Ended						0 Months Ended			12 Months Ended
	Aug. 01, 2012 Karlsson Group	May 30, 2012 Karlsson Group	May 30, 2012 Karlsson Group Warrant	Aug. 01, 2012 Karlsson Group Senior secured promissory note	May 30, 2012 Karlsson Group Senior secured promissory note	May 30, 2012 AWP	May 30, 2012 AWP Karlsson Group	May 30, 2012 AWP Karlsson Group Forecast	May 30, 2012 AWP Karlsson Group Forecast Minimum	Mar. 31, 2013 AWP Affiliate of Karlsson Group acre
Acquisition
Interest acquired (as a percent)						50.00%
Cash paid to acquire the entity		$ 6,000,000
Amount credited against purchase price		5,500,000
Number of common stock that can be purchased against warrants (in shares)			112,117
Exercise price (in dollars per share)			$ 212.50
Additional cash paid to acquire the entity		19,500,000
Face value				125,000,000	125,000,000
Royalty as a percentage of gross sales granted	2.00%						1.00%
Cap amount of royalty granted as a percentage of gross sales							75,000,000
Royalty as a percentage of net proceeds from future sale or merger of AWP								15.00%
Cap amount of royalty granted as a percentage of net proceeds from future sale or merger of AWP								75,000,000
Percent of AWP in a future sale on or before August 1, 2016 required for additional payment to The Karlsson Group									50.00%
Period within which the option to purchase the area may be exercised										150 days
Area for which the entity received purchase option (in acres)										5,080
Purchase price of area for which the entity received purchase option										$ 250,000